Related Party Transactions (Details)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)	Jul. 30, 2024 USD ($)	Sep. 30, 2024 item	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Oct. 27, 2022 USD ($)	Jul. 27, 2022 USD ($)
October 2022 Convertible Notes
Related Party Transactions
Principal amount									$ 9,500,000		$ 9,500,000	$ 9,500,000
October 2022 Convertible Notes | Adagio Medical Inc
Related Party Transactions
Principal amount										$ 9,500,000	9,500,000
Related Party | Fjord | Shared Services Agreement
Related Party Transactions
Amount of transaction	$ 100,000	$ 200,000	$ 400,000			$ 900,000		$ 1,000,000
Related Party | Fjord | Shared Services Agreement | Adagio Medical Inc
Related Party Transactions
Amount of transaction				$ 800,000	$ 600,000				1,400,000	1,100,000
Related Party | Fjord | Sub-lease of office and manufacturing space
Related Party Transactions
Amount of transaction			$ 25,500			$ 25,500		$ 76,400
Office and manufacturing space | item							4,992
Related Party | Fjord | Sub-lease of office and manufacturing space | Adagio Medical Inc
Related Party Transactions
Amount of transaction				$ 25,500	$ 50,900				$ 100,000	$ 100,000
Office and manufacturing space | item				4,992					4,992
Related Party | Fjordinvest | October 2022 Convertible Notes
Related Party Transactions
Principal amount											500,000
Related Party | Fjordinvest | October 2022 Convertible Notes | Adagio Medical Inc
Related Party Transactions
Principal amount											$ 500,000